Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information [Abstract]
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Central Index Key	0001145765